Columbia Dividend Opportunity Fund
Third Quarter Report
February 28, 2026 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Dividend Opportunity Fund, February 28, 2026 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 93.1%
Issuer	Shares	Value ($)
Communication Services 4.3%
Diversified Telecommunication Services 4.3%
AT&T, Inc.	1,410,200	39,499,702
Comcast Corp., Class A	846,700	26,213,832
Verizon Communications, Inc.	684,800	34,335,872
Total		100,049,406
Media 0.0%
Versant Media Group, Inc.(a)	29,676	988,804
Total Communication Services		101,038,210
Consumer Discretionary 7.7%
Automobiles 1.0%
Ford Motor Co.	1,682,000	23,699,380
Distributors 1.3%
Genuine Parts Co.	247,500	29,516,850
Hotels, Restaurants & Leisure 1.9%
Darden Restaurants, Inc.	115,900	24,785,215
Starbucks Corp.	199,600	19,564,792
Total		44,350,007
Specialty Retail 3.5%
Best Buy Co., Inc.	302,600	18,752,122
Gap, Inc. (The)	1,044,100	29,276,564
Home Depot, Inc. (The)	91,400	34,797,808
Total		82,826,494
Total Consumer Discretionary		180,392,731
Consumer Staples 10.9%
Beverages 2.8%
Coca-Cola Co. (The)	317,000	25,854,520
PepsiCo, Inc.	240,300	40,788,522
Total		66,643,042
Consumer Staples Distribution & Retail 0.8%
Target Corp.	166,100	18,900,519
Food Products 2.9%
Bunge Global SA	202,100	24,383,365
Conagra Brands, Inc.	1,337,700	25,750,725
Tyson Foods, Inc., Class A	271,800	17,664,282
Total		67,798,372
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.0%
Procter & Gamble Co. (The)	144,800	24,210,560
Tobacco 3.4%
Altria Group, Inc.	338,800	23,390,752
Philip Morris International, Inc.	299,900	56,030,317
Total		79,421,069
Total Consumer Staples		256,973,562
Energy 9.0%
Oil, Gas & Consumable Fuels 9.0%
Chevron Corp.	280,100	52,311,476
Coterra Energy, Inc.	422,700	12,930,393
Exxon Mobil Corp.	564,800	86,132,000
Kinder Morgan, Inc.	960,300	31,949,181
Valero Energy Corp.	137,600	28,158,464
Total		211,481,514
Total Energy		211,481,514
Financials 18.4%
Banks 9.7%
Bank of America Corp.	805,100	40,118,133
Citigroup, Inc.	344,300	37,938,417
JPMorgan Chase & Co.	238,400	71,591,520
Truist Financial Corp.	384,300	18,949,833
U.S. Bancorp	575,200	31,440,432
Wells Fargo & Co.	355,000	28,914,750
Total		228,953,085
Capital Markets 5.5%
Blackstone, Inc.	103,600	11,745,132
CME Group, Inc.	108,400	34,633,800
Goldman Sachs Group, Inc. (The)	66,900	57,505,233
Invesco Ltd.	1,003,300	26,346,658
Total		130,230,823
Insurance 2.3%
American Financial Group, Inc.	244,400	32,500,312
MetLife, Inc.	285,300	20,561,571
Total		53,061,883

Columbia Dividend Opportunity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Mortgage Real Estate Investment Trusts (REITS) 0.9%
Starwood Property Trust, Inc.	1,224,400	21,806,564
Total Financials		434,052,355
Health Care 13.0%
Biotechnology 3.0%
AbbVie, Inc.	221,500	51,405,720
Amgen, Inc.	47,600	18,476,416
Total		69,882,136
Health Care Equipment & Supplies 1.2%
Medtronic PLC	304,000	29,688,640
Health Care Providers & Services 1.9%
CVS Health Corp.	378,500	30,242,150
UnitedHealth Group, Inc.	51,200	15,015,424
Total		45,257,574
Pharmaceuticals 6.9%
Bristol-Myers Squibb Co.	308,200	19,222,434
Johnson & Johnson	282,800	70,256,004
Merck & Co., Inc.	391,200	48,438,384
Pfizer, Inc.	863,200	23,867,480
Total		161,784,302
Total Health Care		306,612,652
Industrials 9.2%
Aerospace & Defense 2.4%
Lockheed Martin Corp.	58,400	38,431,872
RTX Corp.	86,500	17,526,630
Total		55,958,502
Air Freight & Logistics 1.2%
United Parcel Service, Inc., Class B	249,700	28,955,212
Building Products 0.6%
Johnson Controls International PLC	92,500	13,347,750
Ground Transportation 0.9%
Union Pacific Corp.	83,800	22,205,324
Industrial Conglomerates 1.0%
3M Co.	140,600	23,243,992
Machinery 2.3%
Common Stocks (continued)
Issuer	Shares	Value ($)
PACCAR, Inc.	175,700	22,154,013
Stanley Black & Decker, Inc.	364,100	31,491,009
Total		53,645,022
Passenger Airlines 0.8%
Southwest Airlines Co.	373,000	18,373,980
Total Industrials		215,729,782
Information Technology 10.6%
Communications Equipment 2.6%
Cisco Systems, Inc.	750,600	59,642,676
Electronic Equipment, Instruments & Components 1.3%
Corning, Inc.	208,100	31,294,078
IT Services 1.9%
International Business Machines Corp.	189,100	45,423,711
Semiconductors & Semiconductor Equipment 3.4%
Broadcom, Inc.	55,600	17,766,980
Microchip Technology, Inc.	148,200	11,061,648
Skyworks Solutions, Inc.	398,500	23,742,630
Texas Instruments, Inc.	132,750	28,157,603
Total		80,728,861
Technology Hardware, Storage & Peripherals 1.4%
Hewlett Packard Enterprise Co.	667,900	14,339,813
Seagate Technology Holdings PLC	44,600	18,189,664
Total		32,529,477
Total Information Technology		249,618,803
Materials 2.2%
Chemicals 1.3%
LyondellBasell Industries NV, Class A	114,100	6,563,032
Nutrien Ltd.	327,600	24,592,932
Total		31,155,964
Containers & Packaging 0.9%
International Paper Co.	485,300	21,134,815
Total Materials		52,290,779
Real Estate 3.6%
Health Care REITs 0.3%
Welltower, Inc.	40,400	8,367,648
Residential REITs 0.9%
UDR, Inc.	537,200	20,145,000
Columbia Dividend Opportunity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, February 28, 2026 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Retail REITs 1.3%
Simon Property Group, Inc.	150,600	30,699,810
Specialized REITs 1.1%
Digital Realty Trust, Inc.	147,600	26,154,720
Total Real Estate		85,367,178
Utilities 4.2%
Electric Utilities 2.4%
American Electric Power Co., Inc.	113,500	15,188,570
NextEra Energy, Inc.	114,500	10,736,665
Southern Co. (The)	121,900	11,870,622
Xcel Energy, Inc.	210,700	17,563,952
Total		55,359,809
Gas Utilities 1.1%
UGI Corp.	711,600	26,620,956
Multi-Utilities 0.7%
DTE Energy Co.	117,700	17,447,848
Total Utilities		99,428,613
Total Common Stocks (Cost $1,352,689,304)		2,192,986,179

Convertible Bonds 0.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare REIT 0.7%
Welltower OP LLC(b)
07/15/2029	3.125%	10,000,000	16,570,000
Total Convertible Bonds (Cost $10,000,000)			16,570,000

Convertible Preferred Stocks 4.6%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Household Durables 0.5%
Whirlpool Corp.	8.500%	219,324	10,771,002
Total Consumer Discretionary			10,771,002
Financials 0.5%
Capital Markets 0.2%
Ares Management Corp.	6.750%	110,000	4,160,200
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Financial Services 0.3%
Apollo Global Management, Inc.	6.750%	150,800	8,448,885
Total Financials			12,609,085
Industrials 0.4%
Aerospace & Defense 0.4%
Boeing Co. (The)	6.000%	143,358	10,413,525
Total Industrials			10,413,525
Information Technology 1.2%
Semiconductors & Semiconductor Equipment 0.6%
Microchip Technology, Inc.	7.500%	205,000	13,294,250
Technology Hardware, Storage & Peripherals 0.6%
Hewlett Packard Enterprise Co.	7.625%	248,581	14,750,756
Total Information Technology			28,045,006
Materials 0.7%
Chemicals 0.7%
Albemarle Corp.	7.250%	232,300	16,594,190
Total Materials			16,594,190
Utilities 1.3%
Electric Utilities 1.3%
NextEra Energy, Inc.	7.234%	240,000	12,516,000
Southern Co. (The)	7.125%	318,488	17,073,821
Total			29,589,821
Total Utilities			29,589,821
Total Convertible Preferred Stocks (Cost $92,009,804)			108,022,629

Preferred Stocks 0.5%

Utilities 0.5%
Electric Utilities 0.5%
PPL Corp.	7.000%	235,950	12,172,661
Total Utilities			12,172,661
Total Preferred Stocks (Cost $11,901,450)			12,172,661

Columbia Dividend Opportunity Fund  | 2026

Portfolio of Investments  (continued)
Columbia Dividend Opportunity Fund, February 28, 2026 (Unaudited)

Money Market Funds 0.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.777%(c),(d)	19,085,936	19,082,119
Total Money Market Funds (Cost $19,078,764)		19,082,119
Total Investments in Securities (Cost: $1,485,679,322)		2,348,833,588
Other Assets & Liabilities, Net		5,934,141
Net Assets		2,354,767,729
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At February 28, 2026, the total value of these securities amounted to $16,570,000, which represents 0.70% of total net assets.

(c)	The rate shown is the seven-day current annualized yield at February 28, 2026.
(d)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.777%
	15,689,889	210,484,247	(207,094,131)	2,114	19,082,119	3,391	598,867	19,085,936
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Columbia Dividend Opportunity Fund  | 2026

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT140_05_T01_(04/26)